Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) during the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Current income tax expense	88	37	2,234
Deferred income tax expense/(benefit)	190	20	(466)

Income tax expense	278	57	1,768

Summary of Reconciliation of Income Tax Expense
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Profit/(Loss) before income tax	3,206	15,025	(16,524)

Tax expense/(benefit) at EIT tax rate of 25%	802	3,756	(4,131)
Effect of different tax rates applicable to different subsidiaries of the Group	6,381	(3,394)	490
Changes in valuation allowance	(9,343)	(24,412)	1,290
Investment income not subject to tax	(17)	(171)	(34)
Expenses not deductible for tax purposes	2,679	29,067	11,561
Research and development tax credit	(3,261)	(4,789)	(7,408)
Effect on deferred tax assets due to change in tax rates	3,037	—	—

Income tax expense	278	57	1,768

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2019	December 31, 2020
	RMB	RMB

Deferred tax assets
Net accumulated losses carry forward	30,177	31,218
Depreciation and amortization	118	160
Allowance for doubtful accounts	251	575
Accrued expenses	2,729	3,153
Less: valuation allowance	(33,211)	(34,501)

Net deferred tax assets	64	605

Deferred tax liabilities
Gain on equity method investee	530	605

Net deferred tax liabilities	530	605

Summary of Movement of Valuation Allowance
Movement of valuation allowance

	For the years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance at the beginning of the year	66,966	57,623	33,211
Additions	7,182	2,173	7,318
Reversals	(16,525)	(26,585)	(6,028)

Balance at end of the year	57,623	33,211	34,501